Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Cost of revenues	$ 9,595,617	$ 15,288,667	$ 49,365,035	$ 56,238,385
Other income, related parties	151,328	349,681	4,810,008	3,623,332
Debt securities, available-for sale, unrealized gain loss				3,869
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of revenues	$ 3,456,928	$ 1,797,359	8,472,202	2,842,588
Other income, related parties			$ 2,673,077